Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Finance receivables, net
Finance receivables current, allowance for loan losses (in dollars)	$ 5,438	$ 3,139
Finance receivables noncurrent, allowance for loan losses (in dollars)	$ 601	$ 335
Stockholders' equity
Common stock, par value (in dollars per share)	$ 0	$ 0
Subsidiary notes payable
Finance receivables, net
Net of deferred issuance costs, noncurrent liabilities (in dollars)	$ 1,044	$ 16
Common units A
Stockholders' equity
Common stock, shares authorized	850,000	850,000
Common stock, shares outstanding	850,000	850,000
Common units B
Stockholders' equity
Common stock, shares authorized		150,000
Common stock, shares outstanding		150,000